Pensions and Other Post-employment Benefits - Defined Contribution Pension Plan. Defined Benefit Obligation, Fair Value of Plan Assets and Funded Status (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Defined contribution plan expense	$ 59	$ 54
DB Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	0	1
Interest cost	0	1
Remeasurements
Actuarial (gain) loss – experience	0	2
Actuarial (gain) loss – financial assumptions	9	(4)
Return on plan assets greater than discount rate	(16)	0
DB Pension Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance	71	67
Interest cost	2	2
Contributions by employer	(1)	1
Benefits paid	(3)	(2)
Settlements	(52)	0
Remeasurements
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)	(2)	3
Return on plan assets greater than discount rate	16	0
Defined benefit obligation, ending balance	31	71
DB Pension Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance	79	76
Current service cost	0	1
Interest cost	2	3
Benefits paid	(3)	(2)
Settlements	(49)	0
Remeasurements
Actuarial (gain) loss – experience	0	2
Actuarial (gain) loss – financial assumptions	9	(4)
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)	(2)	3
Defined benefit obligation, ending balance	39	79
OPEB Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	10	11
Interest cost	7	8
Remeasurements
Actuarial (gain) loss – experience	(1)	(13)
Actuarial (gain) loss – financial assumptions	20	(45)
Return on plan assets greater than discount rate	0	0
OPEB Plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance	0	0
Interest cost	0	0
Contributions by employer	2	2
Benefits paid	(2)	(2)
Settlements	0	0
Remeasurements
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)	0	0
Return on plan assets greater than discount rate	0	0
Defined benefit obligation, ending balance	0	0
OPEB Plans | Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance	199	244
Current service cost	10	11
Interest cost	7	8
Benefits paid	(4)	(4)
Settlements	0	0
Remeasurements
Actuarial (gain) loss – experience	(1)	(13)
Actuarial (gain) loss – financial assumptions	20	(45)
Increase (decrease) through changes in foreign exchange rates, net defined benefit liability (asset)	(1)	(2)
Defined benefit obligation, ending balance	201	199
Retirement Plan Funding Status [Member] | DB Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance	(8)
Remeasurements
Defined benefit obligation, ending balance	(8)	(8)
Retirement Plan Funding Status [Member] | OPEB Plans
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, beginning balance	(199)
Remeasurements
Defined benefit obligation, ending balance	$ (201)	$ (199)